Goodwill and Other Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Bank of Ireland Securities Services (BoISS)	Jul. 31, 2011 Omnium LLC
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense related to other intangible assets	$ 16.8	$ 14.8	$ 16.2
Estimated future amortization expense for 2012	20.8
Estimated future amortization expense for 2013	20.5
Estimated future amortization expense for 2014	20.4
Estimated future amortization expense for 2015	11.7
Estimated future amortization expense for 2016	9.1
Business acquisition purchase price adjustment period				1 year	5 years
Business acquisition purchase price				84.4	145.1
Business acquisition cash paid				71.0	101.6
Business acquisition contingent consideration				13.4	43.5
Business acquisition purchase price allocated to goodwill				30.0	101.4
Business acquisition purchase price allocated to other intangible assets				45.0	43.9
Business acquisition fair value of contingent purchase consideration	$ 56.8			$ 11.4	$ 45.4